Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued expenses and other payables
Payables for purchase of property and equipment	¥ 12,773
Deposits received from customers	1,473	1,820
Deposits received from franchisees	1,012	2,409
Accrued rental, utility and other expenses	6,942	5,227
VAT and other taxes payable	24,960	13,921
Payables for refund of tuition fee	4,470	7,667
Offering expenses	502	502
Others	6,289	5,029
Total	¥ 58,421	¥ 36,575